Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 45.4%
Aerospace & Defense - 1.2%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$155,104
3.45%, 11/1/28	100,000	106,138
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	324,312
4.75%, 6/1/43	50,000	63,514
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	302,760
4.05%, 5/4/47	50,000	57,858
		1,009,686
Agriculture - 0.2%
BAT Capital Corp.
2.26%, 3/25/28	150,000	148,751
4.76%, 9/6/49	25,000	26,967
		175,718
Auto Manufacturers - 0.5%
General Motors Co., 4.00%, 4/1/25	$50,000	54,350
General Motors Financial Co., Inc.
4.30%, 7/13/25	75,000	82,284
1.50%, 6/10/26	125,000	124,229
5.65%, 1/17/29	25,000	30,063
2.35%, 1/8/31	125,000	122,045
		412,971
Banks - 12.1%
Banco Santander SA
2.75%, 5/28/25	200,000	209,722
4.25%, 4/11/27	200,000	224,452
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(a)	50,000	52,911
4.20%, 8/26/24	165,000	180,457
4.18%, 11/25/27	25,000	27,856
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	108,000	116,990
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	141,743
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	104,294
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	25,273
2.59%, (SOFR + 2.15%), 4/29/31(a)	375,000	382,329
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	96,320
2.30%, (SOFR + 1.22%), 7/21/32(a)	110,000	108,358
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(a)	75,000	73,427
6.11%, 1/29/37	100,000	134,992
Barclays PLC
4.61%, (3 Month US Libor + 1.40%), 2/15/23(a)	225,000	228,452
2.85%, (SOFR + 2.71%), 5/7/26(a)	200,000	209,998

	Shares/ Principal	Fair Value
Banks (continued)
BNP Paribas SA
3.38%, 1/9/25(b)	$252,000	$268,711
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	221,676
BPCE SA, 4.00%, 9/12/23(b)	250,000	265,862
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(a)	105,000	111,044
4.60%, 3/9/26	75,000	84,681
3.40%, 5/1/26	200,000	217,633
4.45%, 9/29/27	125,000	142,112
3.67%, (3 Month US Libor + 1.39%), 7/24/28(a)	50,000	54,932
4.13%, 7/25/28	100,000	111,602
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	105,034
Comerica Bank, 2.50%, 7/23/24	300,000	314,528
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	286,331
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24(a)	150,000	153,737
2.13%, (SOFR + 1.87%), 11/24/26(a)	225,000	228,459
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	88,365
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	226,131
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	164,400
ING Groep NV, 4.63%, 1/6/26(b)	225,000	255,250
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(a)	40,000	41,868
3.80%, (3 Month US Libor + 0.89%), 7/23/24(a)	50,000	52,842
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	125,000	133,873
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	155,557
3.30%, 4/1/26	225,000	243,853
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	193,053
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	136,049
2.96%, (SOFR + 2.52%), 5/13/31(a)	50,000	51,932
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	74,315
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	252,761
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24(a)	50,000	52,460

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Banks (continued)
3.70%, 10/23/24	$275,000	$298,250
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	78,576
3.63%, 1/20/27	400,000	440,914
3.95%, 4/23/27	75,000	83,392
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	50,000	57,683
2.70%, (SOFR + 1.14%), 1/22/31(a)	200,000	206,194
3.62%, (SOFR + 3.12%), 4/1/31(a)	75,000	82,578
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	118,908
2.48%, (SOFR + 1.36%), 9/16/36(a)	125,000	122,245
NatWest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	319,290
Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23(a),(b)	375,000	379,143
Wells Fargo & Co.
3.75%, 1/24/24	55,000	58,792
3.55%, 9/29/25	125,000	136,126
3.00%, 10/23/26	325,000	348,164
4.30%, 7/22/27	100,000	113,511
4.15%, 1/24/29	25,000	28,388
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	81,409
		9,960,188
Beverages - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	241,335
4.90%, 2/1/46	300,000	372,235
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	223,924
3.60%, 2/15/28	100,000	109,791
3.15%, 8/1/29	125,000	133,545
Keurig Dr Pepper, Inc.
5.09%, 5/25/48	25,000	33,096
3.80%, 5/1/50	25,000	27,944
		1,141,870
Biotechnology - 0.4%
Amgen, Inc., 3.13%, 5/1/25	175,000	186,854
Royalty Pharma PLC, 1.20%, 9/2/25	100,000	99,314
		286,168
Building Materials - 0.4%
Carrier Global Corp.
2.49%, 2/15/27	225,000	235,141
2.72%, 2/15/30	75,000	77,514
Masco Corp., 1.50%, 2/15/28	50,000	48,602
		361,257

	Shares/ Principal	Fair Value
Chemicals - 0.4%
DuPont de Nemours, Inc., 4.21%, 11/15/23	$175,000	$187,911
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	100,000	100,092
		288,003
Commercial Services - 0.7%
Emory University, 2.14%, 9/1/30	160,000	163,087
Global Payments, Inc.
2.65%, 2/15/25	75,000	78,367
3.20%, 8/15/29	50,000	52,805
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	230,651
S&P Global, Inc., 2.95%, 1/22/27	50,000	53,860
		578,770
Computers - 1.5%
Amdocs Ltd., 2.54%, 6/15/30	75,000	74,594
Apple, Inc., 3.25%, 2/23/26	175,000	190,295
Dell International LLC / EMC Corp.
5.45%, 6/15/23	200,000	214,689
5.85%, 7/15/25	25,000	29,076
6.02%, 6/15/26	200,000	237,812
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	240,989
4.65%, 10/1/24	100,000	110,454
4.90%, 10/15/25	50,000	56,569
6.35%, 10/15/45	60,000	80,722
		1,235,200
Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	175,000	189,061
Air Lease Corp.
2.30%, 2/1/25	175,000	179,637
3.38%, 7/1/25	100,000	106,159
2.88%, 1/15/26	75,000	78,261
3.75%, 6/1/26	175,000	189,386
American Express Co.
2.50%, 7/30/24	35,000	36,786
3.63%, 12/5/24	175,000	189,746
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	75,000	74,699
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	79,587
2.88%, 2/15/25(b)	150,000	154,179
4.25%, 4/15/26(b)	25,000	26,878
Capital One Financial Corp.
3.50%, 6/15/23	75,000	78,813
3.30%, 10/30/24	65,000	69,723
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	250,000	270,875

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc., 3.00%, 6/15/50	$50,000	$49,226
Nasdaq, Inc., 3.25%, 4/28/50	25,000	25,127
Visa, Inc., 3.15%, 12/14/25	100,000	108,398
		1,906,541
Electric - 3.1%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	52,418
Ameren Corp., 3.50%, 1/15/31	25,000	27,155
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	49,769
Avangrid, Inc., 3.20%, 4/15/25	50,000	53,234
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	102,294
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	184,949
3.38%, 4/1/30	50,000	54,068
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	28,856
Duke Energy Corp., 3.15%, 8/15/27	200,000	215,286
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	98,945
Enel Finance International NV, 1.88%, 7/12/28(b)	200,000	198,999
Entergy Corp., 2.95%, 9/1/26	175,000	186,095
Exelon Corp., 4.05%, 4/15/30	50,000	56,611
FirstEnergy Corp.
2.65%, 3/1/30	150,000	149,250
2.25%, 9/1/30	50,000	48,250
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	79,980
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	159,973
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,384
2.50%, 2/1/31	50,000	47,509
3.30%, 8/1/40	25,000	23,020
3.50%, 8/1/50	50,000	45,250
Sempra Energy, 3.40%, 2/1/28	125,000	134,710
Southern California Edison Co., 4.20%, 3/1/29	100,000	111,954
Southern Co. (The), 3.25%, 7/1/26	350,000	376,273
		2,509,232
Electronics - 0.2%
SYNNEX Corp.
2.38%, 8/9/28(b)	75,000	74,195
2.65%, 8/9/31(b)	75,000	73,265
		147,460
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	206,102

	Shares/ Principal	Fair Value
Environmental Control - 0.2%
Republic Services, Inc., 2.50%, 8/15/24	$150,000	$157,054

Food - 0.3%
Mars, Inc., 2.70%, 4/1/25(b)	50,000	52,784
Sysco Corp., 6.60%, 4/1/50	50,000	78,484
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	133,100
		264,368
Gas - 0.6%
East Ohio Gas Co. (The), 1.30%, 6/15/25(b)	50,000	50,100
NiSource, Inc.
3.49%, 5/15/27	400,000	438,122
3.60%, 5/1/30	25,000	27,419
		515,641
Healthcare-Products - 0.6%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	53,222
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	130,126
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	76,668
Thermo Fisher Scientific, Inc.
3.65%, 12/15/25	200,000	218,691
1.75%, 10/15/28	25,000	24,910
		503,617
Healthcare-Services - 0.9%
Adventist Health System, 2.95%, 3/1/29	25,000	26,219
Banner Health, 2.34%, 1/1/30	145,000	148,458
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	48,946
CommonSpirit Health, 3.91%, 10/1/50	110,000	119,881
Rush Obligated Group, 3.92%, 11/15/29	60,000	67,750
Stanford Health Care, 3.31%, 8/15/30	35,000	38,431
Sutter Health
2.29%, 8/15/30	25,000	25,183
4.09%, 8/15/48	225,000	266,882
		741,750
Insurance - 1.0%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	211,532
American International Group, Inc.
3.90%, 4/1/26	175,000	193,841
3.40%, 6/30/30	50,000	54,503
New York Life Insurance Co., 3.75%, 5/15/50(b)	50,000	55,886
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	80,615
2.13%, 6/15/30	100,000	98,940
Willis North America, Inc., 2.95%, 9/15/29	50,000	52,234

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Insurance (continued)
XLIT Ltd., 4.45%, 3/31/25	$50,000	$55,398
		802,949
Internet - 0.1%
Expedia Group, Inc., 2.95%, 3/15/31	50,000	50,472

Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	31,212

Media - 1.0%
Comcast Corp.
3.70%, 4/15/24	150,000	161,293
3.10%, 4/1/25	50,000	53,419
3.95%, 10/15/25	125,000	138,615
3.30%, 4/1/27	125,000	136,808
3.75%, 4/1/40	25,000	28,051
Fox Corp., 4.03%, 1/25/24	75,000	80,444
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	216,392
		815,022
Mining - 0.6%
Glencore Funding LLC
4.63%, 4/29/24(b)	250,000	272,380
1.63%, 4/27/26(b)	75,000	74,589
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(b)	25,000	26,541
Newmont Corp., 2.25%, 10/1/30	150,000	149,114
		522,624
Miscellaneous Manufacturing - 0.1%
General Electric Co.
2.70%, 10/9/22	25,000	25,588
3.45%, 5/1/27	25,000	27,425
		53,013
Oil & Gas - 2.1%
BP Capital Markets America, Inc.
3.22%, 4/14/24	25,000	26,518
3.41%, 2/11/26	50,000	54,481
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	400,000	443,000
Lukoil Securities BV, 3.88%, 5/6/30	200,000	210,260
Marathon Petroleum Corp.
4.50%, 5/1/23	125,000	132,097
3.63%, 9/15/24	50,000	53,645
3.80%, 4/1/28	25,000	27,377
Occidental Petroleum Corp., 2.90%, 8/15/24	150,000	152,685
Phillips 66
3.70%, 4/6/23	75,000	78,557
3.85%, 4/9/25	25,000	27,238
1.30%, 2/15/26	25,000	24,847
3.90%, 3/15/28	150,000	166,198
Suncor Energy, Inc.
2.80%, 5/15/23	50,000	51,743
3.10%, 5/15/25	75,000	79,836

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Valero Energy Corp.
2.70%, 4/15/23	$150,000	$154,824
2.85%, 4/15/25	75,000	78,964
		1,762,270
Pharmaceuticals - 1.0%
AbbVie, Inc.
4.05%, 11/21/39	125,000	142,949
4.88%, 11/14/48	25,000	32,005
4.25%, 11/21/49	175,000	207,582
Bristol-Myers Squibb Co., 3.90%, 2/20/28	25,000	28,249
Cigna Corp., 3.40%, 3/15/50	200,000	206,167
CVS Health Corp.
2.63%, 8/15/24	30,000	31,497
3.88%, 7/20/25	25,000	27,361
4.78%, 3/25/38	75,000	91,484
5.13%, 7/20/45	25,000	32,153
		799,447
Pipelines - 2.5%
Energy Transfer LP
4.20%, 9/15/23	175,000	185,859
2.90%, 5/15/25	100,000	104,784
5.25%, 4/15/29	100,000	117,117
5.30%, 4/15/47	25,000	29,228
5.40%, 10/1/47	50,000	59,460
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	329,105
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	200,000	199,583
MPLX LP
4.80%, 2/15/29	50,000	57,961
2.65%, 8/15/30	125,000	125,296
4.50%, 4/15/38	75,000	84,287
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	106,266
5.63%, 3/1/25	275,000	311,829
5.00%, 3/15/27	100,000	114,910
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	191,728
		2,017,413
REITS - 2.9%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/26	75,000	82,649
3.38%, 8/15/31	75,000	81,533
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	58,447
2.38%, 7/15/31	30,000	29,682
American Tower Corp.
3.38%, 5/15/24	200,000	213,073
2.40%, 3/15/25	125,000	129,962

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

REITS (continued)
Camden Property Trust, 2.80%, 5/15/30	$75,000	$79,052
Crown Castle International Corp.
3.15%, 7/15/23	100,000	104,391
3.65%, 9/1/27	75,000	82,418
CubeSmart LP, 4.38%, 12/15/23	75,000	80,339
Essex Portfolio LP, 3.00%, 1/15/30	75,000	78,817
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	161,287
Healthcare Realty Trust, Inc., 2.05%, 3/15/31	50,000	48,536
Invitation Homes Operating Partnership LP, 2.00%, 8/15/31	185,000	177,239
Kilroy Realty LP, 4.75%, 12/15/28	100,000	115,241
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	48,230
Regency Centers LP, 2.95%, 9/15/29	125,000	131,013
Spirit Realty LP, 3.40%, 1/15/30	100,000	106,154
UDR, Inc., 2.10%, 8/1/32	25,000	23,949
VEREIT Operating Partnership LP
4.63%, 11/1/25	200,000	224,665
4.88%, 6/1/26	75,000	85,883
3.40%, 1/15/28	25,000	27,014
2.85%, 12/15/32	75,000	77,813
WP Carey, Inc.
4.60%, 4/1/24	25,000	27,119
4.00%, 2/1/25	30,000	32,608
3.85%, 7/15/29	75,000	82,988
2.40%, 2/1/31	25,000	24,646
		2,414,748
Retail - 0.9%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	96,050
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	55,034
AutoNation, Inc., 1.95%, 8/1/28	25,000	24,629
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	81,938
4.20%, 5/15/28	125,000	140,682
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	74,270
McDonald's Corp., 4.45%, 9/1/48	25,000	30,628
Starbucks Corp., 3.80%, 8/15/25	150,000	164,505
Tractor Supply Co., 1.75%, 11/1/30	50,000	47,979
		715,715
Savings & Loans - 0.3%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30(a),(b)	200,000	222,122

Semiconductors - 0.7%
Broadcom, Inc.
3.42%, 4/15/33(b)	150,000	155,455

	Shares/ Principal	Fair Value

Semiconductors (continued)
3.47%, 4/15/34(b)	$165,000	$170,168
3.50%, 2/15/41(b)	25,000	24,733
Intel Corp., 3.05%, 8/12/51	75,000	74,810
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30(b)	50,000	54,218
2.50%, 5/11/31(b)	125,000	126,014
		605,398
Software - 1.2%
Fiserv, Inc.
2.75%, 7/1/24	150,000	157,917
3.20%, 7/1/26	150,000	161,879
4.20%, 10/1/28	100,000	113,733
Oracle Corp.
2.88%, 3/25/31	125,000	128,731
3.60%, 4/1/40	75,000	77,623
3.60%, 4/1/50	75,000	74,910
ServiceNow, Inc., 1.40%, 9/1/30	175,000	163,947
VMware, Inc.
1.80%, 8/15/28	25,000	24,607
2.20%, 8/15/31	75,000	73,243
		976,590
Telecommunications - 3.6%
AT&T, Inc.
2.30%, 6/1/27	125,000	129,306
2.55%, 12/1/33	175,000	171,921
5.25%, 3/1/37	125,000	154,827
4.90%, 8/15/37	50,000	60,588
4.85%, 3/1/39	85,000	101,687
3.50%, 6/1/41	100,000	102,461
5.15%, 11/15/46	25,000	31,590
5.15%, 2/15/50	25,000	31,390
3.65%, 6/1/51	50,000	50,654
3.50%, 9/15/53	25,000	24,605
T-Mobile USA, Inc.
3.50%, 4/15/25	125,000	134,620
1.50%, 2/15/26	50,000	50,144
3.75%, 4/15/27	200,000	220,232
2.05%, 2/15/28	225,000	226,879
3.88%, 4/15/30	175,000	193,534
3.00%, 2/15/41	50,000	48,273
Verizon Communications, Inc.
2.10%, 3/22/28	225,000	228,203
4.33%, 9/21/28	313,000	359,498
4.02%, 12/3/29	25,000	28,292
3.15%, 3/22/30	100,000	106,844
2.55%, 3/21/31	150,000	151,821
5.25%, 3/16/37	100,000	129,047
4.86%, 8/21/46	175,000	222,386
		2,958,802

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Transportation - 0.1%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	$75,000	$82,650
FedEx Corp., 3.40%, 2/15/28	25,000	27,544
		110,194
Total Corporate Bonds and Notes (Cost - $34,980,703)		37,259,587
Agency Mortgage Backed Securities - 26.9%
Federal Home Loan Mortgage Corporation - 2.9%
Freddie Mac Pool
4.00%, 1/1/49	415,543	458,043
3.00%, 12/1/50	853,870	914,886
2.50%, 9/1/51	997,662	1,037,900
		2,410,829
Federal National Mortgage Association - 9.4%
Fannie Mae Pool
4.50%, 6/1/31	392,491	435,919
4.50%, 7/1/48	591,897	639,849
5.00%, 11/1/48	400,379	452,598
Federal National Mortgage Association
2.00%, 10/1/51(d)	1,000,000	1,001,875
3.00%, 10/1/51(d)	1,000,000	1,045,938
2.00%, 11/1/51(d)	2,000,000	2,000,000
3.00%, 11/1/51(d)	2,000,000	2,089,531
		7,665,710
Government National Mortgage Association - 14.6%
Ginnie Mae
2.00%, 10/20/51(d)	1,000,000	1,013,437
2.50%, 10/20/51(d)	2,000,000	2,063,125
3.00%, 10/20/51(d)	1,000,000	1,044,375
Ginnie Mae II Pool
3.50%, 4/20/47	297,157	315,477
3.50%, 12/20/47	382,101	405,104
4.50%, 2/20/48	226,697	244,299
4.50%, 5/20/48	222,965	238,209
4.50%, 8/20/48	277,583	296,726
5.00%, 8/20/48	63,041	67,343
4.50%, 9/20/48	981,575	1,049,267
5.00%, 10/20/48	353,464	376,516
5.00%, 11/20/48	227,411	242,242
5.00%, 12/20/48	117,501	125,164
5.00%, 1/20/49	355,708	382,355
4.00%, 2/20/49	285,558	305,342
4.50%, 3/20/49	9,989	10,643
5.00%, 3/20/49	159,183	171,156
4.00%, 5/20/49	260,831	277,086
4.50%, 10/20/49	239,062	254,729

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
2.50%, 8/20/51	$2,989,096	$3,088,570
		11,971,165
Total Agency Mortgage Backed Securities (Cost - $21,930,175)		22,047,704
U.S. Treasury Securities - 16.6%

U.S. Treasury Note
0.13%, 3/31/23	1,280,000	1,278,800
0.75%, 3/31/26	2,230,000	2,213,449
1.13%, 2/29/28	1,150,000	1,141,959
1.25%, 3/31/28	1,130,000	1,129,206
1.25%, 6/30/28	3,160,000	3,150,742

U.S. Treasury Bond
4.25%, 5/15/39	440,000	598,589
2.38%, 11/15/49	3,390,000	3,598,167

Federal Farm Credit Banks Funding Corp., 1.70%, 4/23/35	540,000	520,990

Total U.S. Treasury Securities (Cost - $13,834,751)		13,631,902
Asset Backed and Commercial Backed Securities - 8.5%

ASSURANT CLO LTD., 1.17%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,500,180
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	88,666
Catamaran CLO 2013-1 Ltd., 0.98%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	140,918	140,924
Cathedral Lake VI Ltd., 2.07%, (3 Month US Libor + 1.95%), 4/25/34 (a),(b)	350,000	350,380
CBAM 2018-5 Ltd., 1.15%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	350,006
Citigroup Commercial Mortgage Trust 2015-GC29, 3.11%, 4/10/48 (b)	100,000	97,865
COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	94,723
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	211,236
Elmwood CLO IV Ltd., 1.37%, (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	600,000	601,603
Freddie Mac STACR REMIC Trust 2021-DNA5, 1.70%, (SOFR + 1.65%), 1/25/34 (a),(b)	30,000	30,244
Harben Finance 2017-1 PLC, 0.87%, (3 Month GBP Libor + 0.80%), 8/20/56 (a)	81,463	109,995

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	$118,655	$120,003
London Wall Mortgage Capital PLC, 0.92%, (3 Month GBP Libor + 0.85%), 11/15/49 (a)	70,205	94,877
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	249,260
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	523,695
OCP CLO Ltd. 2015-10, 0.95%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	141,162	141,172
PHEAA Student Loan Trust 2012-1, 0.64%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	220,698	220,452
TICP CLO X Ltd., 1.13%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000	1,549,530
Wellfleet CLO X LTD., 1.34%, (3 Month US Libor + 1.17%), 7/20/32 (a),(b)	375,000	375,124
Wells Fargo Commercial Mortgage Trust 2017-C42, 2.80%, 12/15/50 (b),(e)	100,000	90,097
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)	14,803	14,932
Total Asset Backed and Commercial Backed Securities (Cost - $6,962,816)		6,954,964
Sovereign Debts - 1.7%
Mexico Government International Bond
3.25%, 4/16/30	290,000	297,372
3.77%, 5/24/61	200,000	177,406
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26	520,000	587,278
Peruvian Government International Bond, 3.23%, 7/28/21	20,000	16,515
Romanian Government International Bond
2.12%, 7/16/31	EUR 30,000	34,685
2.00%, 1/28/32(b)	EUR 70,000	78,898
Saudi Government International Bond, 3.63%, 3/4/28	210,000	230,475
Total Sovereign Debts (Cost - $1,381,112)		1,422,629
Municipal Bonds - 1.4%
Bay Area Toll Authority, 1.63%, 4/1/28	10,000	10,026
California Statewide Communities Development Authority, 1.88%, 2/1/31	30,000	29,792

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
City of Tucson
1.46%, 7/1/28	$5,000	$4,906
1.93%, 7/1/31	30,000	29,430
Metropolitan Transportation Authority
5.99%, 11/15/30(f)	25,000	31,551
5.18%, 11/15/49	160,000	218,370
Municipal Improvement Corp. of Los Angeles
1.65%, 11/1/28	35,000	34,798
2.07%, 11/1/30	95,000	95,693
New Jersey Turnpike Authority
1.48%, 1/1/28	5,000	4,949
7.10%, 1/1/41	25,000	39,736
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28	25,000	24,625
State of California, 7.60%, 11/1/40	175,000	301,707
State of Illinois, 5.10%, 6/1/33 (f)	265,000	308,870
Total Municipal Bonds (Cost - $978,487)		1,134,453
Short-Term Investments - 12.5%
Money Market Funds - 7.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(g) (Cost - $6,151,633)	6,151,633	6,151,633
U.S. Treasury Securities - 5.0%
U.S. Treasury Bill, 0.05%, 3/31/22 (Cost - $4,107,029)	4,108,000	4,106,916
Total Short-Term Investments (Cost - $10,258,662)		10,258,549
Total Investments - 113.0% (Cost - $90,326,706)		$92,709,788
Other Assets Less Liabilities - Net (13.0)%		(10,660,204)
Total Net Assets - 100.0%		$82,049,584
Securities Sold Short - (1.3)%
Agency Mortgage Backed Securities - (1.3)%
Federal National Mortgage Association - (1.3)%
Federal National Mortgage Association, 2.50%, 10/1/51 (Proceeds - $(1,035,938))(d)	(1,000,000)	$(1,030,313)
Total Securities Sold Short (Proceeds - $(1,035,938))		$(1,030,313)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $10,467,930 or 12.8% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bund Future	Credit Suisse	1	12/8/2021	$196,813	$(394)
U.S. 10 Year Note Future	Credit Suisse	20	12/21/2021	2,632,188	(1,768)
U.S. 2 Year Note Future	Credit Suisse	14	12/31/2021	3,080,766	(1,771)
U.S. Long Bond Future	Credit Suisse	13	12/21/2021	2,069,844	(40,541)
U.S. Ultra Bond Future	Credit Suisse	20	12/21/2021	3,821,250	(115,530)

					(160,004)
Short Futures Contracts
Euro-Bobl Future	Credit Suisse	1	12/8/2021	156,377	881
U.S. 10 Year Ultra Future	Credit Suisse	15	12/21/2021	2,178,750	33,549
U.S. 5 Year Note Future	Credit Suisse	42	12/31/2021	5,155,172	22,737
					57,167
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(102,837)

Interest Rate Swaptions Purchased

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount†	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.28%	09/08/22	1,360,000 GBP	$666	$2,643	$(1,977)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.30%	09/08/22	1,040,000 GBP	467	1,984	(1,517)
Bank of America	Call - IRS SWAPTION	Pays 3 Month Libor	Receives 1.37%	11/09/21	130,000	58	1,417	(1,359)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$1,191	$6,044	$(4,853)

*	The Fund may receive or pay a variable rate.
†	Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Interest Rate Swaptions Written

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount†	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.40%	09/08/22	140,000 GBP	$(1,055)	$(2,636)	$1,581
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.36%	09/08/22	110,000 GBP	$(746)	$(2,033)	$1,287
Bank of America	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.35%	11/09/21	90,000 GBP	(8)	(1,362)	1,354
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(1,809)	$(6,031)	$4,222

*	The Fund may receive or pay a variable rate.
†	Unless otherwise indicated, notional amount is shown in USD.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	1.25%	New Zealand Bank Bill Rate	09/15/22	1,050,000	NZD	$403	$35	$368
Credit Suisse	Quarterly	1.25%	New Zealand Bank Bill Rate	12/15/22	540,000	NZD	(91)	(581)	490
Credit Suisse	Quarterly	0.19%	3 Month Australian Bill	02/22/23	5,870,000	AUD	646	(1,865)	2,511
Credit Suisse	Semi-Annually	0.80%	3 Month Canadian Dollar Offered Rate	02/28/23	8,770,000	CAD	(4,220)	(876)	(3,344)
Credit Suisse	Quarterly	3 Month US Libor	0.45%	06/15/23	2,150,000		(952)	41	(993)
Credit Suisse	Semi-Annually	1.10%	3 Month Canadian Dollar Offered Rate	06/15/23	2,390,000	CAD	(79)	(68)	(11)
Credit Suisse	Quarterly	3 Month US Libor	0.50%	09/21/23	2,120,000		1,195	(1,021)	2,216
Credit Suisse	Semi-Annually	1.20%	3 Month Canadian Dollar Offered Rate	09/21/23	2,610,000	CAD	(2,150)	1,102	(3,252)
Credit Suisse	Quarterly	0.50%	3 Month US Libor	12/15/23	3,170,000		2,055	6,219	(4,164)
Credit Suisse	Quarterly	0.50%	3 Month Australian Bill	02/26/24	1,840,000	AUD	827	3,667	(2,840)
Credit Suisse	Quarterly	3 Month Australian Bill	0.02%.	07/01/24	580,000	AUD	(183)	24	(207)
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	3,160,000		110	807	(697)
Credit Suisse	Semi-Annually	1.56%	3 Month Canadian Dollar Offered Rate	08/22/25	870,000	CAD	(4,519)	207	(4,726)
Credit Suisse	Quarterly	3 Month Stibor	0.25%	12/15/26	1,130,000	SEK	1,934	1,154	780

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments(Unaudited) (Continued)

September 30, 2021

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Annually	0.50%	Sterling Overnight Interbank Average Rate	12/15/26	2,110,000	GBP	$(39,835)	$(7,103)	$(32,732)
Credit Suisse	Annually	-0.25%	Euro Short- Term Rate	12/15/26	120,000	EUR	572	1,042	(470)
Credit Suisse	Quarterly	3 Month US Libor	1.25%	12/15/26	500,000		(2,567)	(2,312)	(255)
Credit Suisse	Semi-Annually	3 Month Canadian Dollar Offered Rate	1.68%	08/22/28	620,000	CAD	9,558	(334)	9,892
Credit Suisse	Semi-Annually	6 Month Norway Ibor	1.24%	10/29/30	8,310,000	NOK	35,628	24,361	11,267
Credit Suisse	Annually	Sterling Overnight Interbank Average Rate	1.00%	02/10/31	540,000	GBP	2,344	(10,129)	12,473
Credit Suisse	Semi-Annually	0.50%	6 Month Euribor	02/12/31	800,000	EUR	3,196	15,906	(12,710)
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.13%	05/12/31	3,150,000	NOK	(763)	598	(1,361)
Credit Suisse	Quarterly	1.27%	3 Month Stibor	05/12/31	3,400,000	SEK	179	(555)	734
Credit Suisse	Semi-Annually	0.22%	6 Month Euribor	07/22/31	830,000	EUR	(13,012)	(1,083)	(11,929)
Credit Suisse	Semi-Annually	0.25%	6 Month Euribor	09/02/31	710,000	EUR	(10,462)	(2,771)	(7,691)
Credit Suisse	Annually	1.00%	Sterling Overnight Interbank Average Rate	09/23/31	390,000	GBP	(2,304)	2,524	(4,828)
Credit Suisse	Quarterly	3 Month US Libor	1.50%	09/24/31	470,000		11,888	5,972	5,916
Credit Suisse	Quarterly	1.75%	3 Month US Libor	12/15/31	570,000		8,710	20,292	(11,582)
Credit Suisse	Annually	Sterling Overnight Interbank Average Rate	0.75%	12/15/31	1,120,000	GBP	31,302	(17,316)	48,618
Credit Suisse	Annually	Tokyo Overnight Weighted Average Rate	0.00%	12/15/31	81,180,000	JPY	5,219	2,542	2,677
Credit Suisse	Semi-Annually	6 Month Canadian Dollar Offered Rate	2.00%	12/15/31	600,000	CAD	620	(10,449)	11,069
Credit Suisse	Semi-Annually	2.00%	6 Month Australian Bill	12/15/31	70,000	AUD	1,397	2,186	(789)
Credit Suisse	Quarterly	0.75%	3 Month Stibor	12/15/31	2,690,000	SEK	(5,252)	634	(5,886)
Credit Suisse	Semi-Annually	6 Month Norway Ibor	1.50%	12/15/31	280,000	NOK	1,244	443	801
Credit Suisse	Semi-Annually	6 Month Euribor	0.00%	12/15/31	70,000	EUR	1,623	147	1,476

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments(Unaudited) (Continued)

September 30, 2021

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Semi-Annually	6 Month Euribor	0.61%	07/22/41	460,000	EUR	$12,664	$3,409	$9,255
Credit Suisse	Semi-Annually	2.25%	3 Month Canadian Dollar Offered Rate	12/15/51	680,000	CAD	(19,747)	9,103	(28,850)
Credit Suisse	Quarterly	3 Month US Libor	2.00%	12/15/51	470,000		(16,545)	(40,679)	24,134
Credit Suisse	Semi-Annually	2.18%	3 Month Canadian Dollar Offered Rate	08/22/52	70,000	CAD	(3,315)	454	(3,769)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$7,318	$5,727	$1,591

†	Unless otherwise indicated, notional amount is shown in USD.

Credit Default Swaps

Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Credit Suisse	CD CDX.IG.28	Quarterly	Buy	1.00%	–	BBB	06/20/22	$2,225,000	$13,319	$11,022	$2,297
Credit Suisse	CDX.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/23	1,475,000	19,646	10,839	8,807
Credit Suisse	CD BA	Quarterly	Buy	1.00%	–	BBB-	06/20/24	100,000	678	1,303	(625)
Credit Suisse	CD PRU	Quarterly	Buy	1.00%	–	A	06/20/24	175,000	3,575	1,714	1,861
Credit Suisse	CD INDON	Quarterly	Buy	1.00%	–	BBB	06/20/24	550,000	9,375	1,934	7,441
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	–	BBB-	12/20/24	50,000	719	(278)	997
Credit Suisse	CD CD.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/25	625,000	12,529	6,634	5,895
Credit Suisse	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	4,847	4,167	680
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	–	BBB-	12/21/26	20,000	126	136	(10)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$64,814	$37,471	$27,343

*	Using S&P's rating of the issuer or the underlying securities of the index.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments(Unaudited) (Continued)

September 30, 2021

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/27/21	Morgan Stanley	38,525	GBP	53,692	USD	$(1,744)
10/27/21	Morgan Stanley	246,252	USD	176,692	GBP	8,001
11/12/21	Morgan Stanley	159,384	AUD	115,556	USD	(404)
11/24/21	Morgan Stanley	72,571	EUR	85,909	USD	(1,713)
12/15/21	Morgan Stanley	26,863	EUR	31,881	USD	(698)
12/15/21	Morgan Stanley	36,498	USD	45,993	CAD	193
12/15/21	Morgan Stanley	4,689	USD	516,256	JPY	59
12/15/21	Morgan Stanley	42,809	USD	60,312	NZD	1,229
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$4,923

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar